T. ROWE PRICE Spectrum Moderate Allocation Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  1.3%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 7.151%, 4/15/35 (1) 340,000 340
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  345,000 336
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  194,000 188
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  310,000 317
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 205,000 200
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 263,335 265
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class A2
5.19%, 7/21/31 (1) 290,000 293
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 110,000 115
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 120,000 121
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 105,000 107
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 6.449%, 12/26/31 (1) 208,521 209
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 6.849%, 12/26/31 (1) 208,521 209
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 75,345 73
CarMax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  810,000 790
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  210,000 201

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  50,000 51
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  180,000 182
CarMax Auto Owner Trust
Series 2024-3, Class A4
4.85%, 1/15/30  75,000 76
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  90,000 91
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  105,000 107
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 125,000 126
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 150,000 152
Carvana Auto Receivables Trust
Series 2024-N2, Class A3
5.71%, 7/10/28 (1) 250,000 253
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  240,000 247
CCG Receivables Trust
Series 2024-1, Class A2
4.99%, 3/15/32 (1) 285,000 285
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 160,000 161
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 6.512%, 10/20/31 (1) 330,394 331
CyrusOne Data Centers Issuer I
Series 2024-1A, Class A2
4.76%, 3/22/49 (1) 120,000 116
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 715,000 687
CyrusOne Data Centers Issuer I
Series 2024-3A, Class A2
4.65%, 5/20/49 (1) 270,000 251

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 100,000 102
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 125,000 125
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 30,000 30
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 113,400 112
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 192,000 183
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 98,789 102
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 84,153 86
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.786%, 1/17/37 (1) 250,000 250
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 250,000 251
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 185,000 189
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 115,000 116
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 80,000 81
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  385,000 385
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  65,000 66
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  700,000 702

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ford Credit Auto Lease Trust
Series 2024-A, Class A4
5.05%, 6/15/27  80,000 81
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  145,000 146
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 680,000 688
Golub Capital Partners
Series 2022-60A, Class AR, CLO, FRN
3M TSFR + 1.31%, 6.595%, 10/25/34 (1) 250,000 250
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 194,000 171
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 418,950 433
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 140,000 139
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 260,000 255
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 100,000 102
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 100,000 102
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100,000 103
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 105,000 106
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100,000 102
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 227,955 231
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A4
5.07%, 2/15/28 (1) 100,000 101

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 6.852%, 4/22/37 (1) 335,000 336
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 6.698%, 7/15/35 (1) 320,000 320
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 6.582%, 10/20/34 (1) 250,000 250
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29 (1) 50,000 51
Kubota Credit Owner Trust
Series 2024-2A, Class A3
5.26%, 11/15/28 (1) 195,000 199
Kubota Credit Owner Trust
Series 2024-2A, Class A4
5.19%, 5/15/30 (1) 105,000 107
Madison Park Funding LXI
Series 2023-61A, Class A, CLO, FRN
3M TSFR + 1.73%, 7.012%, 1/20/37 (1) 275,000 276
MidOcean Credit VI
Series 2016-6A, Class ARRR, CLO, FRN
3M TSFR + 1.23%, 6.512%, 4/20/33 (1) 340,000 340
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.009%, 10/18/33 (1) 295,000 296
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 100,000 95
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 425,000 431
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 375,469 378
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 90,281 93
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 82,073 84
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 350,000 301

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 190,000 192
Nissan Auto Lease Trust
Series 2024-A, Class A4
4.97%, 9/15/28  105,000 106
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 6.363%, 11/13/31 (1) 303,014 303
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M TSFR + 1.912%, 7.194%, 7/20/29 (1) 370,000 370
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 48,695 49
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 105,000 108
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 103
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 175,320 177
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 6.768%, 11/15/36 (1) 315,000 316
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 100,000 101
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/9/29 (1) 390,000 359
RR 12
Series 2020-12A, Class AAR3, CLO, FRN
3M TSFR + 1.25%, 6.551%, 1/15/36 (1) 370,000 370
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.851%, 4/15/37 (1) 465,000 466
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 15,639 16
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  225,000 219

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  235,000 234
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  640,000 638
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 115,000 116
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 110,000 111
SCF Equipment Leasing
Series 2024-1A, Class A3
5.52%, 1/20/32 (1) 235,000 241
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 470,000 481
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 410,159 367
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 85,000 86
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 45,000 46
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 235,000 239
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 50,000 51
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.835%, 4/25/37 (1) 625,000 626
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 325,988 309
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 6.501%, 10/15/31 (1) 619,848 620
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 6.501%, 7/15/30 (1) 405,000 405

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 409,745 408
Tricon Residential Trust
Series 2024-SFR3, Class A
4.50%, 8/17/41 (1) 330,000 324
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 6.464%, 1/20/32 (1) 395,000 395
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 6.615%, 1/25/34 (1) 725,000 726
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 166,734 169
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 100,000 102
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  185,000 185
Wise
Series 2024-2A, Class A, CLO, FRN
3M TSFR + 1.46%, 6.76%, 7/15/37 (1) 390,000 390
Total Asset-Backed Securities (Cost $26,694) 26,751
BOND MUTUAL FUNDS  17.1%
T. Rowe Price Dynamic Global Bond Fund - I Class, 4.54% (2)
(3) 7,290,142 56,134
T. Rowe Price Inflation Protected Bond Fund - I Class,
2.18% (2)(3) 798,935 8,540
T. Rowe Price Institutional Emerging Markets Bond Fund,
5.86% (2)(3) 9,611,897 65,745
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 8.46% (2)(3) 2,263,506 21,413
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.66% (2)(3) 8,084,032 63,864
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.34% (2)(3) 10,092,464 85,786
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 2.15% (2)(3) 963,233 4,595
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.25% (2)(3) 7,124,624 55,002
Total Bond Mutual Funds (Cost $411,313) 361,079

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  52.8%
COMMUNICATION SERVICES  3.5%
Diversified Telecommunication Services  0.3%
BT Group (GBP) (4) 893,250 1,641
Frontier Communications Parent (5) 13,767 397
KT (KRW)  38,591 1,118
Nippon Telegraph & Telephone (JPY)  2,712,300 2,899
6,055
Entertainment  0.5%
Atlanta Braves Holdings, Class C (5) 2,387 102
Electronic Arts  12,553 1,906
Liberty Media Corp-Liberty Live, Class C (5) 19,250 777
Netflix (5) 10,854 7,613
Sea, ADR (5) 8,891 696
11,094
Interactive Media & Services  2.1%
Alphabet, Class A  18,690 3,054
Alphabet, Class C  146,868 24,249
LY (JPY)  225,400 618
Match Group (5) 3,304 123
Meta Platforms, Class A  28,590 14,904
NAVER (KRW)  7,294 925
Reddit, Class A (5) 4,617 277
Tencent Holdings (HKD)  11,000 534
Vimeo (5) 52,414 280
44,964
Media  0.2%
Comcast, Class A  65,947 2,610
CyberAgent (JPY)  116,700 810
WPP (GBP)  182,656 1,750
5,170
Wireless Telecommunication Services  0.4%
T-Mobile U.S.  39,870 7,923
7,923
Total Communication Services 75,206
CONSUMER DISCRETIONARY  5.2%
Automobile Components  0.3%
Autoliv, SDR (SEK)  14,705 1,489
Denso (JPY)  111,400 1,729
Dowlais Group (GBP)  371,787 319

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Magna International  28,332 1,191
Modine Manufacturing (5) 2,583 314
Stanley Electric (JPY)  32,200 620
5,662
Automobiles  0.4%
Honda Motor (JPY)  54,500 601
Suzuki Motor (JPY)  109,500 1,288
Tesla (5) 18,801 4,026
Toyota Motor (JPY)  166,300 3,175
9,090
Broadline Retail  1.5%
Alibaba Group Holding, ADR  4,759 397
Amazon.com (5) 157,475 28,109
Etsy (5) 187 10
Next (GBP)  15,943 2,138
Ollie's Bargain Outlet Holdings (5) 1,318 118
Savers Value Village (5) 12,939 115
30,887
Diversified Consumer Services  0.1%
Bright Horizons Family Solutions (5) 3,743 527
Duolingo (5) 970 206
Strategic Education  4,430 427
1,160
Hotels, Restaurants & Leisure  1.2%
Amadeus IT Group (EUR)  24,305 1,640
BJ's Restaurants (5) 4,845 149
Booking Holdings  1,550 6,059
Caesars Entertainment (5) 6,804 256
Cava Group (5) 2,799 319
Chipotle Mexican Grill (5) 40,150 2,252
Compass Group (GBP)  95,374 3,014
DoorDash, Class A (5) 6,158 793
Dutch Bros, Class A (5) 10,989 341
Hilton Worldwide Holdings  11,684 2,566
McDonald's  17,907 5,169
Papa John's International  8,651 410
Red Rock Resorts, Class A  5,972 348
Shake Shack, Class A (5) 3,723 370
Six Flags Entertainment  1,667 73
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $443 (5)(6)(7)(8) 51,774 227

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wyndham Hotels & Resorts  5,430 427
24,413
Household Durables  0.3%
Champion Homes (5) 7,092 662
Installed Building Products  901 200
Panasonic Holdings (JPY)  145,300 1,221
Persimmon (GBP)  49,008 1,062
Sony Group (JPY)  28,100 2,737
5,882
Specialty Retail  1.1%
Advance Auto Parts  9,865 447
AutoZone (5) 759 2,415
Burlington Stores (5) 1,268 340
Caleres  7,624 321
Carvana (5) 20,289 3,056
Five Below (5) 3,256 246
Floor & Decor Holdings, Class A (5) 894 100
Home Depot  7,253 2,673
Kingfisher (GBP)  528,862 1,987
Lowe's  10,810 2,686
O'Reilly Automotive (5) 1,647 1,861
RH (5) 1,166 296
Ross Stores  8,141 1,226
TJX  33,129 3,885
Tractor Supply  8,543 2,286
23,825
Textiles, Apparel & Luxury Goods  0.3%
Cie Financiere Richemont, Class A (CHF)  10,762 1,699
Kering (EUR)  2,949 846
Lululemon Athletica (5) 1,343 348
Moncler (EUR)  23,197 1,423
NIKE, Class B  1,475 123
Samsonite International (HKD)  237,000 599
Skechers USA, Class A (5) 4,876 334
5,372
Total Consumer Discretionary 106,291
CONSUMER STAPLES  3.4%
Beverages  0.8%
Boston Beer, Class A (5) 1,635 444
Coca-Cola  103,006 7,465
Diageo (GBP)  50,370 1,644

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Heineken (EUR)  21,740 1,962
Keurig Dr Pepper  133,882 4,901
Kirin Holdings (JPY)  43,200 652
17,068
Consumer Staples Distribution & Retail  0.5%
Dollar General  8,827 733
Dollar Tree (5) 17,686 1,494
Seven & i Holdings (JPY) (4) 152,300 2,194
Walmart  88,464 6,832
Welcia Holdings (JPY) (4) 19,900 274
11,527
Food Products  0.6%
Barry Callebaut (CHF)  355 575
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $174 (5)(6)(8) 9,408 36
Mondelez International, Class A  33,395 2,398
Nestle (CHF)  61,591 6,605
Post Holdings (5) 4,417 511
Simply Good Foods (5) 14,411 455
Utz Brands  19,023 321
Wilmar International (SGD)  515,300 1,239
12,140
Household Products  0.7%
Colgate-Palmolive  66,816 7,116
Procter & Gamble  42,010 7,206
14,322
Personal Care Products  0.8%
BellRing Brands (5) 8,083 452
Inter Parfums  2,814 362
Kenvue  332,928 7,308
L'Oreal (EUR) (4) 5,139 2,255
Puig Brands, Class B (EUR) (5) 24,337 681
Unilever (GBP)  88,939 5,766
16,824
Total Consumer Staples 71,881
ENERGY  2.5%
Energy Equipment & Services  0.5%
Cactus, Class A  5,367 319
Expro Group Holdings (5) 21,348 424
Halliburton  16,408 510
Liberty Energy  13,235 273

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Schlumberger  144,671 6,364
TechnipFMC  81,145 2,178
Weatherford International  8,053 845
10,913
Oil, Gas & Consumable Fuels  2.0%
Antero Resources (5) 13,003 351
Chesapeake Energy  28,532 2,125
Chevron  19,850 2,937
ConocoPhillips  56,458 6,424
Diamondback Energy  19,464 3,798
DT Midstream  4,518 355
EQT  137,653 4,613
Equinor (NOK)  110,715 2,971
Exxon Mobil  37,466 4,419
Kimbell Royalty Partners  11,483 183
Magnolia Oil & Gas, Class A  20,897 535
Matador Resources  3,870 219
Range Resources  114,131 3,410
Shell, ADR  38,192 2,737
Sitio Royalties, Class A  4,486 100
Southwestern Energy (5) 109,992 702
TotalEnergies (EUR)  60,214 4,142
Viper Energy  8,415 401
Williams  27,861 1,275
41,697
Total Energy 52,610
FINANCIALS  8.7%
Banks  2.9%
ANZ Group Holdings (AUD)  59,900 1,230
Banc of California  24,831 353
Bank of America  131,992 5,379
Blue Foundry Bancorp (5) 7,122 79
BNP Paribas (EUR)  20,639 1,428
Cadence Bank  15,345 495
Capitol Federal Financial  34,284 206
Citigroup  31,599 1,979
Columbia Banking System  20,310 511
CRB Group, Acquisition Date: 4/14/22, Cost $33 (5)(6)(8) 313 23
CrossFirst Bankshares (5) 15,269 266
DBS Group Holdings (SGD)  53,106 1,483
Dime Community Bancshares  9,234 240
DNB Bank (NOK)  148,080 3,128

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19 - 4/5/24, Cost $47 (5)(6)(8) 4,663 83
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $20 (5)(6)(8) 1,993 35
East West Bancorp  16,246 1,366
Eastern Bankshares  18,729 318
Equity Bancshares, Class A  6,731 275
FB Financial  9,238 445
First Bancshares  9,427 323
Five Star Bancorp  10,224 298
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $67 (5)(6)(8) 6,708 30
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (5)(6)(8) 1,212 1
HarborOne Bancorp  11,391 150
HDFC Bank (INR)  75,751 1,481
Home BancShares  11,376 317
Huntington Bancshares  203,715 3,050
ING Groep (EUR)  186,367 3,389
Intesa Sanpaolo (EUR)  429,569 1,795
JPMorgan Chase  58,225 13,089
Kearny Financial  14,663 100
KeyCorp  79,275 1,352
Live Oak Bancshares  11,106 477
Mitsubishi UFJ Financial Group (JPY)  219,300 2,314
National Bank of Canada (CAD)  28,900 2,648
Origin Bancorp  8,083 271
Pacific Premier Bancorp  9,995 257
Pinnacle Financial Partners  6,613 659
PNC Financial Services Group  2,848 527
Popular  3,338 342
Prosperity Bancshares  5,792 426
SouthState  7,266 705
Standard Chartered (GBP)  161,403 1,661
Sumitomo Mitsui Trust Holdings (JPY)  35,994 897
Svenska Handelsbanken, Class A (SEK)  140,561 1,450
Texas Capital Bancshares (5) 6,680 449
United Overseas Bank (SGD)  87,700 2,108
Wells Fargo  12,164 711
Western Alliance Bancorp  6,266 512
61,111
Capital Markets  1.2%
Bridgepoint Group (GBP)  202,379 812

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Brookfield (CAD)  35,300 1,776
Cboe Global Markets  6,052 1,243
Charles Schwab  82,724 5,385
CME Group  6,187 1,335
CVC Capital Partners (EUR) (5) 47,327 1,000
Goldman Sachs Group  10,581 5,399
Hamilton Lane, Class A  2,214 338
Julius Baer Group (CHF)  26,141 1,530
LPL Financial Holdings  7,332 1,645
Macquarie Group (AUD)  10,086 1,468
Morgan Stanley  9,745 1,009
MSCI  346 201
S&P Global  2,176 1,117
StepStone Group, Class A  5,082 278
Stifel Financial  3,879 342
TMX Group (CAD)  29,370 937
25,815
Consumer Finance  0.3%
American Express  21,763 5,629
Encore Capital Group (5) 5,404 270
PRA Group (5) 5,607 131
6,030
Financial Services  2.0%
Adyen (EUR) (5) 785 1,158
Berkshire Hathaway, Class B (5) 21,091 10,037
Challenger (AUD)  96,169 446
Corebridge Financial  33,327 985
Corpay (5) 4,195 1,324
Edenred (EUR)  16,488 694
Fiserv (5) 29,672 5,181
Mastercard, Class A  11,925 5,764
Mitsubishi HC Capital (JPY)  94,000 679
PennyMac Financial Services  9,924 1,072
Toast, Class A (5) 9,887 246
Visa, Class A  53,884 14,892
42,478
Insurance  2.3%
AIA Group (HKD)  222,000 1,564
Allstate  25,633 4,843
Assurant  3,689 724
AXA (EUR)  114,701 4,365
Axis Capital Holdings  938 75

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chubb  14,035 3,988
Definity Financial (CAD)  21,805 809
First American Financial  5,329 340
Goosehead Insurance, Class A (5) 5,816 491
Hanover Insurance Group  2,351 346
Mandatum (EUR)  85,696 406
Marsh & McLennan  15,369 3,497
MetLife  18,135 1,405
Munich Re (EUR)  9,208 4,982
Oscar Health, Class A (5) 37,992 695
Progressive  19,470 4,910
RLI  2,361 364
Sampo, Class A (EUR)  46,321 2,065
Selective Insurance Group  5,137 467
Storebrand (NOK)  158,787 1,710
Sun Life Financial (CAD)  38,257 2,085
Tokio Marine Holdings (JPY)  92,200 3,509
Travelers  9,462 2,158
TWFG (5) 3,422 98
White Mountains Insurance Group  221 408
Zurich Insurance Group (CHF)  4,500 2,612
48,916
Total Financials 184,350
HEALTH CARE  7.7%
Biotechnology  0.7%
AbbVie  14,769 2,899
ACELYRIN (5) 29,050 139
Akero Therapeutics (5) 2,755 75
Amgen  5,972 1,994
Arcellx (5) 4,006 275
Argenx, ADR (5) 2,328 1,204
Arrowhead Pharmaceuticals (5) 11,415 272
Black Diamond Therapeutics (5) 27,676 169
Blueprint Medicines (5) 3,499 334
Celldex Therapeutics (5) 5,532 229
Centessa Pharmaceuticals, ADR (5) 7,576 102
Crinetics Pharmaceuticals (5) 5,529 293
CRISPR Therapeutics (5) 1,971 94
Cytokinetics (5) 12,916 737
Erasca (5) 39,949 116
Genmab (DKK) (5) 3,226 897
Immatics (5) 17,635 196
Immunocore Holdings, ADR (5) 15,802 567

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Immunovant (5) 11,808 365
Insmed (5) 7,155 547
Ionis Pharmaceuticals (5) 6,486 309
Iovance Biotherapeutics (5) 16,199 189
Merus (5) 2,302 117
Nurix Therapeutics (5) 6,734 170
Prime Medicine (5) 8,211 35
Regeneron Pharmaceuticals (5) 1,499 1,776
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (5)(8) 1,127 4
Tango Therapeutics (5) 11,071 131
Vaxcyte (5) 8,262 667
Xenon Pharmaceuticals (5) 3,456 140
15,042
Health Care Equipment & Supplies  0.9%
Alcon (CHF)  13,843 1,349
Becton Dickinson & Company  7,100 1,721
Elekta, Class B (SEK) (4) 112,415 768
EssilorLuxottica (EUR)  6,726 1,595
GE HealthCare Technologies  10,885 923
Haemonetics (5) 9,791 740
Intuitive Surgical (5) 8,194 4,037
Koninklijke Philips (EUR) (5) 75,050 2,260
Masimo (5) 5,839 686
Neogen (5) 26,154 451
Novocure (5) 9,738 189
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $192 (5)(6)
(8) 51,080 21
Penumbra (5) 2,095 424
PROCEPT BioRobotics (5) 5,269 416
QuidelOrtho (5) 7,409 313
Siemens Healthineers (EUR)  41,020 2,391
Stryker  3,842 1,385
19,669
Health Care Providers & Services  2.2%
Alignment Healthcare (5) 16,902 152
Cencora  27,098 6,492
Cigna Group  6,652 2,407
Concentra Group Holdings Parent (5) 8,555 209
Elevance Health  16,985 9,459
Fresenius (EUR) (5) 42,123 1,555
HCA Healthcare  3,412 1,350
Humana  2,493 884

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Molina Healthcare (5) 7,330 2,564
NeoGenomics (5) 33,574 555
Privia Health Group (5) 23,415 471
Progyny (5) 15,330 360
Quest Diagnostics  12,654 1,986
RadNet (5) 2,531 168
Select Medical Holdings  6,798 245
Tenet Healthcare (5) 16,486 2,734
UnitedHealth Group  26,376 15,567
47,158
Health Care Technology  0.0%
Certara (5) 16,104 197
Doximity, Class A (5) 9,175 338
Waystar Holding (5) 12,264 334
869
Life Sciences Tools & Services  1.0%
10X Genomics, Class A (5) 10,602 248
Bruker  12,812 861
Danaher  15,451 4,161
Evotec (EUR) (4)(5) 29,510 218
Mettler-Toledo International (5) 1,529 2,200
Repligen (5) 734 111
Revvity  16,578 2,031
Sotera Health (5) 33,720 521
Stevanato Group  20,125 440
Thermo Fisher Scientific  16,369 10,068
20,859
Pharmaceuticals  2.9%
Astellas Pharma (JPY)  128,400 1,596
AstraZeneca, ADR  125,983 11,039
Bayer (EUR)  29,820 921
Bristol-Myers Squibb  26,427 1,320
Chugai Pharmaceutical (JPY)  28,600 1,444
Elanco Animal Health (5) 61,986 959
Eli Lilly  14,071 13,508
Johnson & Johnson  38,923 6,456
Merck  46,309 5,485
Neumora Therapeutics (5) 11,395 131
Novartis (CHF)  36,463 4,405
Novo Nordisk, Class B (DKK)  36,424 5,060
Rapport Therapeutics (5) 4,818 105
Roche Holding (CHF)  12,367 4,186

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sanofi (EUR)  37,666 4,227
Shionogi (JPY)  13,400 624
Structure Therapeutics, ADR (5) 4,033 154
Zoetis  4,663 856
62,476
Total Health Care 166,073
INDUSTRIALS & BUSINESS SERVICES  6.2%
Aerospace & Defense  0.9%
Boeing (5) 2,100 365
Cadre Holdings  4,446 161
General Dynamics  14,577 4,364
General Electric  25,023 4,369
L3Harris Technologies  9,475 2,242
Leonardo DRS (5) 17,892 511
Loar Holdings (5) 1,676 124
Melrose Industries (GBP)  302,379 1,921
Northrop Grumman  2,684 1,404
Safran (EUR)  11,060 2,424
TransDigm Group  565 776
18,661
Air Freight & Logistics  0.1%
FedEx  5,956 1,779
1,779
Building Products  0.1%
AAON  3,649 349
AZZ  9,250 769
CSW Industrials  1,085 366
Owens Corning  4,000 675
Simpson Manufacturing  579 106
Zurn Elkay Water Solutions  8,739 283
2,548
Commercial Services & Supplies  0.4%
BrightView Holdings (5) 21,416 342
Casella Waste Systems, Class A (5) 3,169 342
Cintas  764 615
Element Fleet Management (CAD)  127,753 2,649
Rentokil Initial (GBP)  57,441 367
Republic Services  17,014 3,542
Tetra Tech  1,399 333
Veralto  1,641 184

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
VSE  3,995 372
8,746
Construction & Engineering  0.1%
API Group (5) 9,669 344
Arcosa  5,817 532
WillScot Holdings (5) 9,096 350
Worley (AUD)  123,509 1,269
2,495
Electrical Equipment  1.0%
ABB (CHF)  61,606 3,543
AMETEK  36,209 6,193
GE Vernova (5) 2,013 405
Legrand (EUR)  20,391 2,284
Mitsubishi Electric (JPY)  122,300 2,060
Prysmian (EUR)  42,525 2,995
Rockwell Automation  9,704 2,640
Thermon Group Holdings (5) 11,321 356
20,476
Ground Transportation  0.8%
Central Japan Railway (JPY)  41,600 963
CSX  147,051 5,040
Landstar System  1,210 221
Norfolk Southern  10,740 2,751
Old Dominion Freight Line  23,664 4,562
Saia (5) 1,779 669
Union Pacific  11,321 2,899
17,105
Industrial Conglomerates  0.5%
DCC (GBP)  16,556 1,170
Roper Technologies  2,600 1,441
Siemens (EUR)  44,689 8,406
11,017
Machinery  1.3%
Crane  2,846 451
Cummins  12,472 3,902
Deere  10,887 4,199
Dover  17,938 3,337
Enerpac Tool Group  10,149 418
Enpro  3,127 503
Esab  7,645 802
ESCO Technologies  3,000 360

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal Signal  6,050 572
Graco  4,001 333
Ingersoll Rand  18,302 1,674
John Bean Technologies  1,936 174
KION Group (EUR)  20,564 801
Mueller Water Products, Class A  15,716 337
Parker-Hannifin  3,247 1,949
RBC Bearings (5) 3,123 930
Sandvik (SEK)  76,500 1,630
SMC (JPY)  1,400 649
Spirax Group (GBP)  2,042 208
SPX Technologies (5) 4,978 812
THK (JPY)  29,200 543
Toro  1,119 104
Westinghouse Air Brake Technologies  21,203 3,595
28,283
Professional Services  0.5%
Admiral Acquisition SPAC/Acuren PIPE, Acquisition Date:
7/11/24, Cost $188 (5)(8)(9) 18,749 179
Booz Allen Hamilton Holding  13,534 2,149
Broadridge Financial Solutions  3,204 682
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $60 (5)(6)(8) 7,797 34
Equifax  6,103 1,874
NV5 Global (5) 431 41
Parsons (5) 7,964 760
Paycor HCM (5) 23,091 327
Paylocity Holding (5) 1,783 288
Recruit Holdings (JPY)  34,400 2,145
TechnoPro Holdings (JPY)  51,800 1,047
Teleperformance (EUR)  6,176 673
Verra Mobility (5) 11,031 305
10,504
Trading Companies & Distributors  0.5%
Ashtead Group (GBP)  14,572 1,038
Beacon Roofing Supply (5) 7,404 671
Bunzl (GBP)  36,446 1,701
Ferguson Enterprises  7,477 1,538
FTAI Aviation  6,331 809
GMS (5) 5,066 440
Mitsubishi (JPY)  61,100 1,272
Rush Enterprises, Class A  6,253 330
SiteOne Landscape Supply (5) 6,841 970
Sumitomo (JPY)  83,400 1,983

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Transcat (5) 740 91
10,843
Total Industrials & Business Services 132,457
INFORMATION TECHNOLOGY  11.6%
Communications Equipment  0.1%
Telefonaktiebolaget LM Ericsson, Class B (SEK) (4) 215,635 1,609
1,609
Electronic Equipment, Instruments & Components  1.1%
Amphenol, Class A  50,954 3,437
Cognex  4,185 169
CTS  7,340 361
Hamamatsu Photonics (JPY)  23,700 632
Insight Enterprises (5) 2,689 584
Keysight Technologies (5) 36,582 5,638
Largan Precision (TWD)  6,000 585
Mirion Technologies (5) 65,132 706
Murata Manufacturing (JPY)  48,800 1,023
Napco Security Technologies  5,704 265
Novanta (5) 2,013 369
Omron (JPY)  16,100 668
PAR Technology (5) 23,511 1,269
TE Connectivity  43,864 6,738
Teledyne Technologies (5) 1,717 743
Vontier  9,742 341
23,528
IT Services  0.2%
Globant (5) 1,234 250
MongoDB (5) 2,704 786
Nomura Research Institute (JPY)  40,700 1,369
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $13 (5)
(6)(8) 302 24
Shopify, Class A (5) 18,194 1,348
Snowflake, Class A (5) 2,311 264
Themis Solutions, Acquisition Date: 4/14/21, Cost $34 (5)(6)(8) 1,500 52
4,093
Semiconductors & Semiconductor Equipment  4.7%
Advanced Micro Devices (5) 38,530 5,724
Allegro MicroSystems (5) 4,114 101
Analog Devices  23,197 5,448
ASML Holding (EUR)  6,209 5,600
ASML Holding  2,898 2,619

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Broadcom  33,790 5,502
Diodes (5) 3,262 227
Entegris  572 66
KLA  4,268 3,497
Lam Research  1,444 1,186
Lattice Semiconductor (5) 19,617 929
MACOM Technology Solutions Holdings (5) 3,203 350
Monolithic Power Systems  1,789 1,672
NVIDIA  381,297 45,515
NXP Semiconductors  9,681 2,482
Onto Innovation (5) 1,674 357
Power Integrations  6,605 443
QUALCOMM  20,797 3,646
Renesas Electronics (JPY)  60,700 1,057
Taiwan Semiconductor Manufacturing (TWD)  222,759 6,595
Taiwan Semiconductor Manufacturing, ADR  6,279 1,078
Texas Instruments  20,861 4,471
Tokyo Electron (JPY)  10,200 1,836
100,401
Software  3.4%
Agilysys (5) 2,662 301
Altair Engineering, Class A (5) 3,488 315
Amplitude, Class A (5) 40,460 356
Appfolio, Class A (5) 453 105
Atlassian, Class A (5) 3,029 502
Aurora Innovation (5) 87,549 409
BILL Holdings (5) 4,846 264
Braze, Class A (5) 8,834 396
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $458 (5)(6)
(8) 269 299
CCC Intelligent Solutions Holdings (5) 48,708 525
Confluent, Class A (5) 7,407 157
Crowdstrike Holdings, Class A (5) 1,973 547
Datadog, Class A (5) 3,327 387
Descartes Systems Group (5) 7,147 721
DoubleVerify Holdings (5) 21,276 419
Fortinet (5) 1,961 150
Gusto, Acquisition Date: 10/4/21, Cost $148 (5)(6)(8) 5,153 96
Intapp (5) 12,337 570
Intuit  3,396 2,140
JFrog (5) 9,690 269
Manhattan Associates (5) 382 101
Microsoft  113,669 47,416

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Onestream (5) 3,642 113
PTC (5) 9,495 1,701
QXO  52,179 721
SAP (EUR)  17,677 3,879
ServiceNow (5) 5,907 5,051
Socure, Acquisition Date: 12/22/21, Cost $26 (5)(6)(8) 1,599 7
Synopsys (5) 4,398 2,285
Varonis Systems (5) 7,000 396
Vertex, Class A (5) 5,100 197
Workiva (5) 7,359 575
71,370
Technology Hardware, Storage & Peripherals  2.1%
Apple  177,916 40,743
Samsung Electronics (KRW)  58,911 3,272
44,015
Total Information Technology 245,016
MATERIALS  2.0%
Chemicals  1.0%
Air Liquide (EUR)  13,175 2,459
Akzo Nobel (EUR)  17,258 1,104
Asahi Kasei (JPY)  109,700 777
BASF (EUR)  22,406 1,139
Cabot  2,117 223
Covestro (EUR) (5) 19,060 1,168
Element Solutions  23,343 624
HB Fuller  5,158 442
Johnson Matthey (GBP)  41,971 903
Linde  11,526 5,512
Mosaic  41,632 1,190
Sherwin-Williams  15,943 5,889
Umicore (EUR)  33,548 421
21,851
Construction Materials  0.1%
Martin Marietta Materials  2,436 1,301
1,301
Containers & Packaging  0.2%
International Paper  98,553 4,772
Sealed Air  5,210 182
4,954
Metals & Mining  0.6%
Antofagasta (GBP)  72,275 1,765

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BHP Group (AUD)  38,274 1,054
BHP Group (GBP)  53,709 1,475
Constellium (5) 36,164 606
ERO Copper (CAD) (4)(5) 20,118 414
Franco-Nevada  9,490 1,159
Freeport-McMoRan  23,847 1,056
IGO (AUD)  133,590 499
Osisko Gold Royalties  11,124 192
Pilbara Minerals (AUD)  399,198 799
Royal Gold  2,902 407
South32 (AUD)  298,491 629
Southern Copper  19,597 1,993
Wheaton Precious Metals  20,048 1,239
13,287
Paper & Forest Products  0.1%
Louisiana-Pacific  3,401 330
Stora Enso, Class R (EUR)  77,697 1,003
West Fraser Timber (CAD)  3,681 326
1,659
Total Materials 43,052
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
West Affum DBA Kestra, Class A, Acquisition Date: 7/15/24,
Cost $76 (5)(6)(8) 5,191 76
Total Miscellaneous 76
REAL ESTATE  0.8%
Health Care Real Estate Investment Trusts  0.0%
Healthcare Realty Trust, REIT  18,931 337
337
Hotel & Resort Real Estate Investment Trusts  0.0%
Ryman Hospitality Properties, REIT  2,352 245
245
Industrial Real Estate Investment Trusts  0.1%
EastGroup Properties, REIT  2,578 481
Rexford Industrial Realty, REIT  6,583 335
Terreno Realty, REIT  8,968 619
1,435
Office Real Estate Investment Trusts  0.0%
Great Portland Estates (GBP)  125,375 554
554

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Real Estate Management & Development  0.2%
Colliers International Group  3,446 497
DigitalBridge Group  47,949 599
FirstService  4,186 754
Howard Hughes Holdings (5) 2,832 213
Mitsui Fudosan (JPY)  234,300 2,538
4,601
Residential Real Estate Investment Trusts  0.1%
Equity LifeStyle Properties, REIT  18,098 1,316
Flagship Communities REIT  11,792 179
Independence Realty Trust, REIT  37,141 772
2,267
Retail Real Estate Investment Trusts  0.1%
Scentre Group (AUD)  682,823 1,582
1,582
Specialized Real Estate Investment Trusts  0.3%
CubeSmart, REIT  13,256 687
Public Storage, REIT  14,372 4,940
Weyerhaeuser, REIT  13,597 415
6,042
Total Real Estate 17,063
UTILITIES  1.1%
Electric Utilities  0.4%
Constellation Energy  11,265 2,216
IDACORP  3,398 346
NextEra Energy  11,292 909
OGE Energy  8,942 354
TXNM Energy  11,996 491
Xcel Energy  54,480 3,336
7,652
Gas Utilities  0.2%
Atmos Energy  25,836 3,378
Chesapeake Utilities  7,102 841
4,219
Independent Power & Renewable Electricity Producer  0.1%
Electric Power Development (JPY)  57,300 974
Talen Energy (5) 2,315 346
1,320
Multi-Utilities  0.4%
Ameren  27,050 2,232

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Engie (EUR)  179,086 3,154
National Grid (GBP)  191,376 2,521
7,907
Water Utilities  0.0%
California Water Service Group  8,773 485
Middlesex Water  3,359 212
697
Total Utilities 21,795
Total Miscellaneous Common Stocks  0.1%  (10) 2,223
Total Common Stocks (Cost $592,607) 1,118,093
CONVERTIBLE BONDS  0.0%
Kardium, 10.00%, 12/31/26, Acquisition Date: 5/31/24,
Cost $51 (5)(6)(8) 51,200 51
Total Convertible Bonds (Cost $51) 51
CONVERTIBLE PREFERRED STOCKS  0.2%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Series D, Acquisition Date: 11/13/20,
Cost $91 (5)(6)(7)(8) 10,166 44
44
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $134 (5)(6)(8) 22,936 20
20
Total Consumer Discretionary 64
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $— (5)(6)(8) 25 —
Total Consumer Staples —
FINANCIALS  0.0%
Banks  0.0%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $116 (5)
(6)(8) 1,101 80
Total Financials 80

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HEALTH CARE  0.1%
Biotechnology  0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $64 (5)(6)(8) 23,170 84
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $99 (5)(6)(8) 12,283 45
129
Health Care Equipment & Supplies  0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $70 (5)(6)
(8) 68,919 59
59
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $132 (5)(6)(8) 54,988 94
94
Life Sciences Tools & Services  0.1%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $63 (5)(6)(8) 5,327 44
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $73 (5)(6)(8) 8,237 16
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $96 (5)(6)(8) 7,007 326
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $144 (5)(6)(8) 3,255 151
537
Total Health Care 819
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $74 (5)(6)(8) 1,636 23
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $146 (5)(6)
(8) 26,194 127
150
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $68 (5)(6)(8) 5,632 36
Flexe, Series D, Acquisition Date: 4/7/22, Cost $39 (5)(6)(8) 1,899 12
48
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $72 (5)(6)
(8) 3,445 7
7
Professional Services  0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $53 (5)(6)(8) 11,613 50

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Checkr, Series D, Acquisition Date: 9/6/19, Cost $166 (5)(6)(8) 16,497 71
121
Total Industrials & Business Services 326
INFORMATION TECHNOLOGY  0.1%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $58 (5)(6)(8) 3,986 18
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $23 (5)(6)
(8) 1,224 6
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $— (5)
(6)(8) 5 —
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $61 (5)
(6)(8) 2,321 183
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $12 (5)
(6)(8) 116 9
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $8 (5)(6)(8) 340 12
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $1 (5)(6)(8) 30 1
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $1 (5)(6)(8) 40 1
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $27 (5)(6)(8) 1,206 42
272
Software  0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $27 (5)(6)(8) 16 18
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2 (5)(6)(8) 1 1
Databricks, Series G, Acquisition Date: 2/1/21, Cost $147 (5)
(6)(8) 2,493 218
Databricks, Series H, Acquisition Date: 8/31/21, Cost $433 (5)
(6)(8) 5,892 515
Databricks, Series I, Acquisition Date: 9/14/23, Cost $44 (5)(6)
(8) 593 52
Gusto, Series E, Acquisition Date: 7/13/21, Cost $219 (5)(6)(8) 7,205 134
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $157 (5)(6)(8) 12,058 49
Nuro, Series D, Acquisition Date: 10/29/21, Cost $69 (5)(6)(8) 3,303 14
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $68 (5)(6)(8) 13,365 70
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $88 (5)(6)(8) 14,030 80
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $10 (5)(6)(8) 1,110 6

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Socure, Series A, Acquisition Date: 12/22/21, Cost $31 (5)(6)(8) 1,943 8
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $26 (5)(6)
(8) 1,595 7
Socure, Series B, Acquisition Date: 12/22/21, Cost $1 (5)(6)(8) 29 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $59 (5)(6)(8) 3,698 15
1,187
Total Information Technology 1,459
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $88 (5)(6)(8) 1,853 96
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $123 (5)(6)
(8) 2,982 58
154
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $75 (5)(6)(8) 2,736 201
201
Total Materials 355
Total Convertible Preferred Stocks (Cost $3,558) 3,103
CORPORATE BONDS  3.3%
6297782, 5.026%, 10/1/29 (1) 70,000 70
6297782, 5.584%, 10/1/34 (1) 85,000 85
AbbVie, 4.05%, 11/21/39  320,000 288
AbbVie, 4.50%, 5/14/35  384,000 377
AbbVie, 5.05%, 3/15/34  430,000 442
AerCap Ireland Capital, 3.30%, 1/30/32  595,000 528
AGCO, 5.80%, 3/21/34  75,000 77
Alexandria Real Estate Equities, 5.25%, 5/15/36  50,000 50
American Electric Power, 5.20%, 1/15/29  132,000 135
American Tower, 5.20%, 2/15/29  115,000 117
American Tower, 5.45%, 2/15/34  335,000 345
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  305,000 319
Aon, 2.80%, 5/15/30  110,000 100
Appalachian Power, 5.65%, 4/1/34  76,000 79
Arthur J Gallagher, 5.75%, 7/15/54  60,000 62
Arthur J Gallagher, 6.75%, 2/15/54  370,000 425
Astrazeneca Finance, 5.00%, 2/26/34  440,000 452
AT&T, 3.50%, 9/15/53  202,000 143
Athene Global Funding, 5.526%, 7/11/31 (1) 315,000 321

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Athene Global Funding, 5.684%, 2/23/26 (1) 425,000 429
Atlassian, 5.25%, 5/15/29  90,000 92
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  320,000 324
BAE Systems, 5.30%, 3/26/34 (1) 200,000 205
Baltimore Gas & Electric, 5.40%, 6/1/53  63,000 63
Bank of America, VR, 1.898%, 7/23/31 (11) 1,295,000 1,108
Bank of America, VR, 5.819%, 9/15/29 (11) 457,000 475
Bank of New York Mellon, VR, 6.474%, 10/25/34 (11) 335,000 372
BAT Capital, 2.259%, 3/25/28  47,000 43
BAT Capital, 4.54%, 8/15/47  76,000 62
BAT Capital, 6.00%, 2/20/34  165,000 174
BAT Capital, 6.343%, 8/2/30  24,000 26
BAT Capital, 7.081%, 8/2/53  345,000 390
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 405,000 430
Becton Dickinson & Company, 2.823%, 5/20/30  190,000 173
Becton Dickinson & Company, 4.298%, 8/22/32  95,000 92
Bimbo Bakeries USA, 5.375%, 1/9/36 (1) 200,000 203
Bimbo Bakeries USA, 6.40%, 1/15/34 (1) 200,000 220
Boardwalk Pipelines, 3.40%, 2/15/31  255,000 231
Boeing, 3.25%, 2/1/28  70,000 66
Boeing, 3.75%, 2/1/50  91,000 63
Boeing, 5.04%, 5/1/27  445,000 445
Boeing, 6.388%, 5/1/31 (1) 150,000 157
Boeing, 6.528%, 5/1/34 (1) 350,000 370
Booz Allen Hamilton, 5.95%, 8/4/33  135,000 142
Boston Gas, 6.119%, 7/20/53 (1) 105,000 108
Bristol-Myers Squibb, 5.65%, 2/22/64  180,000 186
Bristol-Myers Squibb, 6.25%, 11/15/53  207,000 234
Brixmor Operating Partnership, 3.90%, 3/15/27  335,000 327
Brixmor Operating Partnership, 4.05%, 7/1/30  93,000 89
Brixmor Operating Partnership, 4.125%, 5/15/29  798,000 775
Broadcom, 3.419%, 4/15/33 (1) 307,000 273
Broadcom, 5.15%, 11/15/31  230,000 235
Burlington Northern Santa Fe, 5.50%, 3/15/55  255,000 266
CaixaBank, VR, 6.037%, 6/15/35 (1)(11) 270,000 281
CaixaBank, VR, 6.208%, 1/18/29 (1)(11) 380,000 395
CaixaBank, VR, 6.684%, 9/13/27 (1)(11) 295,000 305
Capital One Financial, 3.75%, 3/9/27  65,000 64
Capital One Financial, VR, 5.468%, 2/1/29 (11) 595,000 604
Capital One Financial, VR, 6.051%, 2/1/35 (11) 170,000 176
Capital One Financial, VR, 7.624%, 10/30/31 (11) 55,000 62
Carvana, 12.00%, 12/1/28, (9.00% Cash or 12.00% PIK) (1)
(12) 160,983 167

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Carvana, 13.00%, 6/1/30, (11.00% Cash or 13.00% PIK) (1)(12) 243,662 261
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(12) 290,252 330
CDW, 5.10%, 3/1/30  75,000 76
Cellnex Finance, 2.00%, 2/15/33 (EUR)  100,000 96
Cellnex Telecom, 1.75%, 10/23/30 (EUR) (4) 400,000 396
Centene, 2.50%, 3/1/31  370,000 315
Centene, 2.625%, 8/1/31  940,000 798
Centene, 4.25%, 12/15/27  60,000 59
Centene, 4.625%, 12/15/29  295,000 287
Charter Communications Operating, 2.80%, 4/1/31  375,000 317
Charter Communications Operating, 3.75%, 2/15/28  165,000 158
Charter Communications Operating, 5.25%, 4/1/53  395,000 322
Charter Communications Operating, 6.484%, 10/23/45  90,000 86
Charter Communications Operating, 6.65%, 2/1/34  360,000 375
Cheniere Energy, 4.625%, 10/15/28  130,000 129
Cheniere Energy, 5.65%, 4/15/34 (1) 300,000 309
Cheniere Energy Partners, 4.50%, 10/1/29  82,000 80
Cheniere Energy Partners, 5.75%, 8/15/34 (1) 440,000 456
Cheniere Energy Partners, 5.95%, 6/30/33  240,000 252
Citigroup, 4.45%, 9/29/27  95,000 94
Citigroup, VR, 5.827%, 2/13/35 (11) 1,070,000 1,099
CNO Financial Group, 5.25%, 5/30/25  152,000 152
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 305,000 312
Comcast, 3.25%, 11/1/39  445,000 355
Comcast, 5.65%, 6/1/54  525,000 546
Continental Resources, 4.375%, 1/15/28  65,000 64
Corebridge Financial, 3.85%, 4/5/29  65,000 63
Corebridge Financial, 3.90%, 4/5/32  320,000 295
Corebridge Global Funding, 5.20%, 1/12/29 (1) 60,000 61
Crown Castle, 5.80%, 3/1/34  155,000 163
Crown Castle Towers, 3.663%, 5/15/25 (1) 725,000 716
CVS Health, 5.05%, 3/25/48  549,000 487
CVS Health, 5.625%, 2/21/53  335,000 320
CVS Health, 5.70%, 6/1/34  480,000 491
CVS Health, 5.875%, 6/1/53  175,000 172
Daimler Truck Finance North America, 5.375%, 1/18/34 (1) 150,000 154
Danske Bank, VR, 3.244%, 12/20/25 (1)(11) 205,000 203
Danske Bank, VR, 5.705%, 3/1/30 (1)(11) 230,000 237
Deutsche Bank, VR, 3.961%, 11/26/25 (11) 215,000 214
Devon Energy, 5.20%, 9/15/34  780,000 773
Diamondback Energy, 5.15%, 1/30/30  100,000 102
Diamondback Energy, 5.40%, 4/18/34  460,000 470
Diamondback Energy, 5.75%, 4/18/54  190,000 189

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diamondback Energy, 5.90%, 4/18/64  195,000 195
Diamondback Energy, 6.25%, 3/15/53  150,000 160
DTE Energy, 4.875%, 6/1/28  60,000 61
DTE Energy, 5.10%, 3/1/29  430,000 439
Duke Energy, 6.10%, 9/15/53  190,000 204
Edison International, 6.95%, 11/15/29  55,000 60
Elevance Health, 5.125%, 2/15/53  165,000 156
Eli Lilly, 4.70%, 2/9/34  455,000 460
Enbridge, 5.625%, 4/5/34  245,000 254
Enbridge, 6.70%, 11/15/53  150,000 171
Energy Transfer, 5.55%, 5/15/34  165,000 169
Energy Transfer, 5.95%, 5/15/54  110,000 111
Energy Transfer, 6.40%, 12/1/30  205,000 222
Energy Transfer, 6.55%, 12/1/33  100,000 110
Engie, 5.25%, 4/10/29 (1) 200,000 205
Engie, 5.625%, 4/10/34 (1) 200,000 206
Eni, 5.50%, 5/15/34 (1) 225,000 231
Eni, 5.95%, 5/15/54 (1) 275,000 280
Eversource Energy, 5.85%, 4/15/31  230,000 242
Eversource Energy, 5.95%, 7/15/34  445,000 469
Exelon, 5.45%, 3/15/34  165,000 170
Exelon, 5.60%, 3/15/53  500,000 507
Fifth Third Bancorp, 3.95%, 3/14/28  75,000 74
Fifth Third Bancorp, VR, 5.631%, 1/29/32 (11) 100,000 103
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (11) 230,000 241
FirstEnergy, 2.65%, 3/1/30  268,000 241
FirstEnergy, Series B, 2.25%, 9/1/30  50,000 43
FirstEnergy, Series C, 3.40%, 3/1/50  350,000 249
Ford Motor, 9.625%, 4/22/30  50,000 59
Ford Motor Credit, 5.80%, 3/5/27  305,000 309
Ford Motor Credit, 6.798%, 11/7/28  200,000 210
Ford Motor Credit, 7.122%, 11/7/33  200,000 216
Freeport-McMoRan, 4.375%, 8/1/28  121,000 119
Freeport-McMoRan, 5.00%, 9/1/27  29,000 29
General Motors Financial, 5.55%, 7/15/29  230,000 236
Georgia Power, 4.95%, 5/17/33  330,000 334
Georgia Power, 5.25%, 3/15/34  210,000 216
GLP Capital, 3.35%, 9/1/24  100,000 100
Goldman Sachs Group, VR, 3.615%, 3/15/28 (11) 390,000 381
Goldman Sachs Group, VR, 3.691%, 6/5/28 (11) 125,000 122
Goldman Sachs Group, VR, 4.482%, 8/23/28 (11) 395,000 393
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (1) 220,000 227
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34 (1) 630,000 636

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HCA, 2.375%, 7/15/31  140,000 119
HCA, 3.50%, 9/1/30  343,000 320
HCA, 5.45%, 9/15/34  150,000 151
Health Care Service A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 120,000 122
Health Care Service A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 150,000 153
Health Care Service A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 315,000 323
Healthcare Realty Holdings, 2.05%, 3/15/31  150,000 121
Healthcare Realty Holdings, 3.625%, 1/15/28  440,000 418
Home Depot, 4.95%, 6/25/34  305,000 312
Home Depot, 5.30%, 6/25/54  155,000 157
Humana, 4.875%, 4/1/30  310,000 313
Humana, 5.375%, 4/15/31  275,000 281
Humana, 5.75%, 4/15/54  115,000 116
Humana, 5.95%, 3/15/34  175,000 185
Huntington National Bank, VR, 5.699%, 11/18/25 (11) 250,000 250
Hyundai Capital America, 5.35%, 3/19/29 (1) 100,000 102
Hyundai Capital America, 5.40%, 1/8/31 (1) 60,000 62
Hyundai Capital America, 5.50%, 3/30/26 (1) 100,000 101
Hyundai Capital America, 6.50%, 1/16/29 (1) 115,000 123
Icon Investments Six, 5.849%, 5/8/29  200,000 209
Icon Investments Six, 6.00%, 5/8/34  200,000 211
Indianapolis Power & Light, 5.70%, 4/1/54 (1) 100,000 104
Ingersoll Rand, 5.314%, 6/15/31  145,000 150
Ingersoll Rand, 5.45%, 6/15/34  120,000 124
Ingersoll Rand, 5.70%, 6/15/54  49,000 51
Intel, 3.05%, 8/12/51  407,000 252
Intel, 3.25%, 11/15/49  577,000 373
Intercontinental Exchange, 2.65%, 9/15/40  90,000 66
Interpublic Group, 4.65%, 10/1/28  140,000 140
Invitation Homes Operating Partnership, 5.45%, 8/15/30  81,000 84
IPALCO Enterprises, 5.75%, 4/1/34  170,000 175
IQVIA, 6.25%, 2/1/29  250,000 264
JPMorgan Chase, VR, 2.522%, 4/22/31 (11) 475,000 426
JPMorgan Chase, VR, 2.739%, 10/15/30 (11) 195,000 178
JPMorgan Chase, VR, 2.956%, 5/13/31 (11) 330,000 300
JPMorgan Chase, VR, 5.04%, 1/23/28 (11) 180,000 182
JPMorgan Chase, VR, 5.336%, 1/23/35 (11) 165,000 170
Kroger, 5.00%, 9/15/34  170,000 169
Kroger, 5.50%, 9/15/54  260,000 253
Las Vegas Sands, 3.50%, 8/18/26  170,000 165
Las Vegas Sands, 5.90%, 6/1/27  65,000 66

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lowe's, 4.25%, 4/1/52  87,000 71
Lowe's, 5.625%, 4/15/53  120,000 121
Lowe's, 5.75%, 7/1/53  110,000 113
LSEGA Financing, 2.50%, 4/6/31 (1) 285,000 248
Mars, 4.75%, 4/20/33 (1) 310,000 308
Mattel, 5.875%, 12/15/27 (1) 300,000 303
Meta Platforms, 5.40%, 8/15/54  85,000 86
Meta Platforms, 5.60%, 5/15/53  555,000 583
Micron Technology, 5.327%, 2/6/29  180,000 184
Micron Technology, 6.75%, 11/1/29  215,000 234
MidAmerican Energy, 5.85%, 9/15/54  125,000 134
Morgan Stanley, VR, 5.123%, 2/1/29 (11) 830,000 844
Morgan Stanley, VR, 5.173%, 1/16/30 (11) 285,000 290
Motorola Solutions, 5.40%, 4/15/34  140,000 144
Netflix, 4.625%, 5/15/29 (EUR)  500,000 585
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 170,000 169
NiSource, 5.25%, 3/30/28  65,000 67
NRG Energy, 4.45%, 6/15/29 (1) 155,000 150
Occidental Petroleum, 5.55%, 10/1/34  140,000 143
Occidental Petroleum, 6.05%, 10/1/54  120,000 122
Occidental Petroleum, 6.125%, 1/1/31  266,000 280
Occidental Petroleum, 6.375%, 9/1/28  85,000 89
Occidental Petroleum, 6.625%, 9/1/30  55,000 59
Occidental Petroleum, 7.50%, 5/1/31  235,000 266
Occidental Petroleum, 8.875%, 7/15/30  705,000 830
ONEOK, 5.65%, 11/1/28  60,000 62
ONEOK, 5.80%, 11/1/30  180,000 190
ONEOK, 6.05%, 9/1/33  175,000 184
Owens Corning, 5.70%, 6/15/34  160,000 167
Owens Corning, 5.95%, 6/15/54  160,000 165
Pacific Gas & Electric, 2.10%, 8/1/27  124,000 115
Pacific Gas & Electric, 2.50%, 2/1/31  340,000 291
Pacific Gas & Electric, 3.50%, 8/1/50  116,000 81
Pacific Gas & Electric, 4.55%, 7/1/30  83,446 82
Pacific Gas & Electric, 5.80%, 5/15/34  235,000 242
Pacific Gas & Electric, 5.90%, 6/15/32  110,000 114
Pacific Gas & Electric, 6.70%, 4/1/53  110,000 121
Pacific Gas & Electric, 6.75%, 1/15/53  245,000 267
Pacific Gas & Electric, 6.95%, 3/15/34  175,000 195
PacifiCorp, 5.30%, 2/15/31  77,000 79
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 630,000 674
Pfizer Investment Enterprises, 5.30%, 5/19/53  205,000 206
Pfizer Investment Enterprises, 5.34%, 5/19/63  310,000 309

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Philip Morris International, 5.125%, 2/15/30  215,000 221
PNC Financial Services Group, VR, 5.30%, 1/21/28 (11) 90,000 91
PNC Financial Services Group, VR, 6.875%, 10/20/34 (11) 215,000 241
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 200,000 211
Raizen Fuels Finance, 6.95%, 3/5/54 (1) 200,000 214
Revvity, 1.90%, 9/15/28  280,000 252
Revvity, 2.25%, 9/15/31  150,000 126
Revvity, 3.30%, 9/15/29  170,000 159
Rogers Communications, 3.80%, 3/15/32  210,000 193
Rogers Communications, 4.35%, 5/1/49  30,000 25
Rogers Communications, 4.55%, 3/15/52  595,000 502
Rogers Communications, 5.00%, 2/15/29  342,000 346
Rogers Communications, 5.30%, 2/15/34  385,000 387
Ross Stores, 1.875%, 4/15/31  365,000 306
Sabine Pass Liquefaction, 4.20%, 3/15/28  65,000 64
Santander Holdings USA, VR, 6.342%, 5/31/35 (11) 470,000 486
Sartorius Finance, 4.875%, 9/14/35 (EUR)  300,000 351
SBA Tower Trust, 1.84%, 4/15/27 (1) 440,000 404
SBA Tower Trust, 2.328%, 1/15/28 (1) 75,000 69
SBA Tower Trust, 2.593%, 10/15/31 (1) 360,000 305
Sempra, 3.40%, 2/1/28  65,000 63
Societe Generale, VR, 5.519%, 1/19/28 (1)(11) 230,000 231
Solventum, 5.40%, 3/1/29 (1) 290,000 296
Solventum, 5.60%, 3/23/34 (1) 335,000 342
Southern, 5.20%, 6/15/33  495,000 505
Southern, 5.70%, 3/15/34  380,000 402
Southern California Edison, 5.45%, 6/1/31  80,000 83
Southern California Edison, 5.70%, 3/1/53  170,000 175
Southwestern Public Service, 6.00%, 6/1/54  95,000 101
Sprint Capital, 6.875%, 11/15/28  405,000 438
Sprint Capital, 8.75%, 3/15/32  295,000 364
Standard Chartered, VR, 1.456%, 1/14/27 (1)(11) 210,000 200
Standard Chartered, VR, 5.905%, 5/14/35 (1)(11) 505,000 522
Stanley Black & Decker, 2.75%, 11/15/50  163,000 99
Sutter Health, 5.164%, 8/15/33  100,000 103
T-Mobile USA, 5.75%, 1/15/54  620,000 644
Targa Resources, 6.15%, 3/1/29  115,000 121
Targa Resources Partners, 5.00%, 1/15/28  60,000 60
Targa Resources Partners, 5.50%, 3/1/30  450,000 456
Targa Resources Partners, 6.875%, 1/15/29  74,000 76
U.S. Bancorp, VR, 5.384%, 1/23/30 (11) 125,000 128
U.S. Bancorp, VR, 5.678%, 1/23/35 (11) 450,000 466
UBS Group, VR, 3.091%, 5/14/32 (1)(11) 385,000 341

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UBS Group, VR, 6.537%, 8/12/33 (1)(11) 615,000 664
UnitedHealth Group, 4.50%, 4/15/33  310,000 306
UnitedHealth Group, 5.00%, 4/15/34  405,000 411
UnitedHealth Group, 5.05%, 4/15/53  281,000 270
UnitedHealth Group, 5.875%, 2/15/53  270,000 292
VF, 2.95%, 4/23/30  295,000 255
Vistra Operations, 6.00%, 4/15/34 (1) 105,000 110
Vistra Operations, 6.95%, 10/15/33 (1) 130,000 144
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1) 200,000 201
Volkswagen Group of America Finance, 5.60%, 3/22/34 (1) 265,000 272
Walt Disney, 3.60%, 1/13/51  175,000 136
Western Midstream Operating, 4.50%, 3/1/28  60,000 59
Western Midstream Operating, 6.35%, 1/15/29  60,000 63
Westlake, 1.625%, 7/17/29 (EUR)  382,000 384
Williams, 5.15%, 3/15/34  110,000 111
Xcel Energy, 3.40%, 6/1/30  360,000 337
Total Corporate Bonds (Cost $70,087) 70,763
EQUITY MUTUAL FUNDS  11.3%
T. Rowe Price Institutional Emerging Markets Equity Fund (2) 2,676,510 86,478
T. Rowe Price Multi-Strategy Total Return Fund - I Class (2) 6,552,238 62,705
T. Rowe Price Real Assets Fund - I Class (2) 5,897,192 89,166
Total Equity Mutual Funds (Cost $209,757) 238,349
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.2%
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53  255,000 267
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (1) 200,000 210
Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36 (1) 200,000 215
Freeport Indonesia, 5.315%, 4/14/32  315,000 316
Gaci First Investment, 4.875%, 2/14/35  315,000 311
Gaci First Investment, 5.125%, 2/14/53  525,000 478
Petroleos Mexicanos, 6.50%, 3/13/27  790,000 761
Republic of Bulgaria, 5.00%, 3/5/37  180,000 179
Republic of Panama, 7.50%, 3/1/31  565,000 606
Republic of Peru, 5.375%, 2/8/35  170,000 173
Republic of Peru, 5.875%, 8/8/54  140,000 146
Republic of Romania, 5.875%, 1/30/29 (1) 340,000 347
Saudi Arabian Oil, 5.25%, 7/17/34 (1) 200,000 205
Saudi Arabian Oil, 5.75%, 7/17/54 (1) 230,000 231
United Mexican States, 5.00%, 5/7/29  310,000 310

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
United Mexican States, 6.00%, 5/7/36  290,000 293
Total Foreign Government Obligations & Municipalities
(Cost $4,860) 5,048
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  55,000 61
61
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  55,000 60
60
Total Municipal Securities (Cost $116) 121
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.4%
BANK5, Series 2024-5YR8, Class A3, 5.884%, 8/15/57  420,000 440
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.611%, 11/15/34 (1) 195,000 4
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, 6.014%,
7/15/57  85,000 89
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602%,
8/15/57  365,000 376
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 167,214 148
BMO Mortgage Trust, Series 2024-5C5, Class A3, 5.857%,
2/15/57  705,000 734
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 6.978%, 5/15/41 (1) 676,358 675
BX Trust, Series 2021-ARIA, Class B, ARM, 1M TSFR +
1.411%, 6.748%, 10/15/36 (1) 330,000 325
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 143,218 122
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO,
ARM, 2.38%, 4/27/65 (1) 31,543 30
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  288,214 286
CONE Trust, Series 2024-DFW1, Class A, ARM, 1M TSFR +
1.642%, 6.979%, 8/15/41 (1) 305,000 305
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, SOFR30A + 1.114%, 6.463%, 2/25/30  2,652 3
Credit Suisse Mortgage Trust, Series 2020-NET, Class A,
2.257%, 8/15/37 (1) 113,610 108

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 6.00%, 3/25/50 (1) 103,692 97
Flagstar Mortgage Trust, Series 2021-3INV, Class A16, CMO,
ARM, 2.50%, 6/25/51 (1) 311,141 255
FWD Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 2.44%, 1/25/50 (1) 65,117 61
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 23,932 22
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 17,304 16
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 5.821%, 7/25/44 (1) 4,867 5
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.921%, 10/25/50 (1) 158,668 138
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 120,073 100
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 145,000 132
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 62,766 56
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 72,547 65
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.572%, 12/25/50 (1) 226,733 198
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 60,519 54
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 3,729 4
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 8,204 8
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.256%, 6/25/50 (1) 234,192 202
KIND Trust, Series 2021-KIND, Class B, ARM, 1M TSFR +
1.464%, 6.804%, 8/15/38 (1) 679,421 658
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 6.928%, 5/15/41 (1) 375,000 373
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-
NQM1, Class A2, CMO, STEP, 7.53%, 9/25/68 (1) 88,280 90
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 231,789 188
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 159,371 141
OBX Trust, Series 2023-NQM9, Class A2, CMO, STEP,
7.513%, 10/25/63 (1) 83,786 86
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 6.729%, 5/15/39 (1) 440,000 438

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.436%, 4/25/43  122,088 117
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.783%, 8/25/47 (1) 187,523 175
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 30,364 28
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 8,251 8
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 25,868 24
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 3,060 3
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 6.599%, 5/25/44 (1) 214,021 214
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 6.392%, 10/25/59 (1) 138,605 141
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 6.928%, 6/15/39 (1) 140,000 139
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 296,750 243
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 4.889%, 3/25/60 (1) 100,000 100
Verus Securitization Trust, Series 2021-5, Class A2, CMO,
ARM, 1.218%, 9/25/66 (1) 163,512 139
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 6.134%, 3/15/40 (1) 100,000 101
Wells Fargo Commercial Mortgage Trust, Series 2016-C35,
Class AS, 3.184%, 7/15/48  695,000 663
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 100,000 70
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $9,880) 9,197
PREFERRED STOCKS  0.1%
CONSUMER DISCRETIONARY  0.1%
Automobiles  0.1%
Dr. Ing. h.c. F. Porsche (EUR)  14,842 1,164
Total Consumer Discretionary 1,164
Total Preferred Stocks (Cost $1,234) 1,164

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PRIVATE INVESTMENT COMPANIES  3.7%
Blackstone Partners Offshore Fund (5)(6) 31,705 79,206
Total Private Investment Companies (Cost $49,310) 79,206
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  4.3%
U.S. Government Agency Obligations  3.3%
Federal Home Loan Mortgage
2.50%, 4/1/30  74,800 72
3.00%, 12/1/42 - 2/1/47  829,452 760
3.50%, 8/1/42 - 3/1/46  790,942 744
4.00%, 8/1/40 - 12/1/41  325,175 318
4.50%, 6/1/39 - 10/1/41  238,794 238
5.00%, 7/1/25 - 8/1/40  86,802 88
6.00%, 10/1/32 - 8/1/38  60,251 63
6.50%, 11/1/29 - 10/1/32  6,448 6
7.00%, 10/1/25 - 6/1/32  4,040 4
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.75%, 6.125%, 2/1/35  5,139 5
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  9,878 10
RFUCCT1Y + 1.916%, 6.291%, 2/1/37  8,280 8
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  61,443 55
2.00%, 8/1/36 - 9/1/52  5,456,241 4,529
2.50%, 6/1/37 - 5/1/52  6,613,718 5,730
3.00%, 5/1/31 - 8/1/52  2,019,633 1,839
3.50%, 6/1/47 - 11/1/52  832,271 776
4.00%, 8/1/37 - 9/1/52  556,887 541
4.50%, 9/1/37 - 11/1/52  931,207 908
5.00%, 10/1/52 - 4/1/54  501,135 499
5.50%, 8/1/53 - 5/1/54  1,162,083 1,173
6.50%, 1/1/54  30,298 31
7.00%, 6/1/54  113,140 118
Federal National Mortgage Assn.
3.00%, 8/1/43 - 8/1/46  81,630 74
3.50%, 6/1/42 - 5/1/46  424,632 400
4.00%, 11/1/40  148,981 147
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.87%,
7.811%, 8/1/36  11,521 12
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  1,956 —
Federal National Mortgage Assn., UMBS
1.50%, 5/1/37 - 1/1/42  1,637,100 1,427

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
2.00%, 5/1/36 - 4/1/52  16,667,557 13,996
2.50%, 1/1/32 - 6/1/52  8,169,770 7,097
3.00%, 8/1/27 - 4/1/52  5,408,756 4,965
3.50%, 2/1/35 - 1/1/52  2,932,719 2,752
4.00%, 7/1/35 - 12/1/52  2,918,428 2,823
4.50%, 7/1/39 - 8/1/52  1,893,145 1,867
5.00%, 7/1/33 - 11/1/53  2,072,261 2,081
5.50%, 11/1/34 - 5/1/54  2,412,944 2,441
6.00%, 3/1/33 - 8/1/54  3,620,947 3,715
6.50%, 7/1/32 - 1/1/54  818,799 848
7.00%, 9/1/30 - 3/1/54  112,971 118
UMBS, TBA (13)
5.00%, 9/1/54  5,305,000 5,267
5.50%, 9/1/54  240,000 242
6.00%, 9/1/54  170,000 173
6.50%, 9/1/54  840,000 865
69,825
U.S. Government Obligations  1.0%
Government National Mortgage Assn.
1.50%, 9/20/36 - 1/20/37  196,848 174
2.00%, 1/20/51 - 3/20/52  4,159,015 3,504
2.50%, 8/20/50 - 3/20/52  4,210,534 3,681
3.00%, 9/15/42 - 6/20/52  3,243,487 2,946
3.50%, 11/20/42 - 7/20/52  2,329,172 2,195
4.00%, 2/20/41 - 10/20/52  2,121,401 2,041
4.50%, 11/20/39 - 4/20/53  1,314,120 1,299
5.00%, 7/20/39 - 6/20/48  688,837 702
5.50%, 10/20/32 - 3/20/49  369,465 380
6.00%, 8/20/34 - 12/20/38  156,165 163
6.50%, 2/15/29  752 1
7.00%, 9/20/27  345 —
7.50%, 1/15/30  2,211 2
8.00%, 10/20/25  20 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  47,225 44
3.50%, 10/20/50  190,000 163
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  97,651 15
4.00%, 2/20/43  37,867 4
Government National Mortgage Assn., TBA (13)
2.50%, 9/20/54  460,000 402
4.50%, 9/20/54  435,000 426
5.00%, 9/20/54  515,000 514

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
5.50%, 9/20/54  1,525,000 1,535
20,191
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $93,617) 90,016
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  4.3%
U.S. Treasury Obligations  4.3%
U.S. Treasury Bonds, 3.375%, 8/15/42  6,240,000 5,520
U.S. Treasury Bonds, 3.875%, 2/15/43  2,165,000 2,049
U.S. Treasury Bonds, 4.00%, 11/15/42 (14) 6,045,000 5,832
U.S. Treasury Bonds, 4.25%, 2/15/54  3,580,000 3,595
U.S. Treasury Bonds, 4.25%, 8/15/54  530,000 533
U.S. Treasury Bonds, 4.375%, 8/15/43  210,000 212
U.S. Treasury Bonds, 4.50%, 2/15/44  8,695,000 8,912
U.S. Treasury Bonds, 4.75%, 11/15/43  2,390,000 2,533
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54  1,352,294 1,374
U.S. Treasury Notes, 0.625%, 8/15/30  2,145,000 1,788
U.S. Treasury Notes, 1.50%, 1/31/27  6,515,000 6,165
U.S. Treasury Notes, 3.625%, 8/31/29  1,355,000 1,350
U.S. Treasury Notes, 3.875%, 8/15/34  2,045,000 2,038
U.S. Treasury Notes, 4.00%, 7/31/29  3,015,000 3,051
U.S. Treasury Notes, 4.125%, 6/15/26 (14) 8,690,000 8,709
U.S. Treasury Notes, 4.125%, 8/31/30  1,085,000 1,105
U.S. Treasury Notes, 4.375%, 5/15/34  10,860,000 11,255
U.S. Treasury Notes, 4.50%, 7/15/26  5,605,000 5,657
U.S. Treasury Notes, 4.625%, 9/15/26  4,760,500 4,824
U.S. Treasury Notes, 4.625%, 10/15/26 (14) 8,510,000 8,632
U.S. Treasury Notes, 4.625%, 9/30/28  5,885,000 6,075
91,209
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $90,109) 91,209
SHORT-TERM INVESTMENTS  1.5%
Money Market Funds  1.5%
T. Rowe Price Treasury Reserve Fund, 5.34% (2)(15) 31,369,410 31,369
Total Short-Term Investments (Cost $31,369) 31,369

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.34% (2)(15) 6,555,832 6,556
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 6,556
Total Securities Lending Collateral (Cost $6,556) 6,556
Total Investments in Securities  100.8%
(Cost $1,601,118) $ 2,132,075
Other Assets Less Liabilities (0.8)% (16,095)
Net Assets 100.0% $ 2,115,980
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $45,411 and represents 2.1% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) All or a portion of this security is on loan at August 31, 2024.
(5) Non-income producing
(6) Level 3 in fair value hierarchy.
(7) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $4,381 and represents 0.2% of net assets.
(9) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at August 31, 2024, was $188 and was valued at $179 (0.0% of net assets).
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
(11) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(12) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(13) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $9,424 and represents 0.4% of net assets.
(14) At August 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(15) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SPAC Special Purpose Acquisition Company
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.1)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.1)%
U.S. Government Agency Obligations  (0.1)%
UMBS, TBA, 3.50%, 9/1/54  2,335,000 (2,150)
Total TBA Sales Commitments (Proceeds $(2,143)) (2,150)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
iShares iBoxx High Yield
Corporate Bond ETF, Put,
9/20/24 @ $77.00 1,091 8,656 (7)
Morgan Stanley
S&P 500 Index, Put,
10/18/24 @ $5,575.00 169 95,458 (1,086)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Put,
10/18/24 @ $77.00 1,139 9,037 (22)
Total Options Written (Premiums $(1,178)) $ (1,115)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S15, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
11/18/64 4,448 55 114 (59)
Total Bilateral Credit Default Swaps, Protection
Bought 114 (59)
Total Bilateral Swaps 114 (59)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 * 470 4 — 4
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 5,152 125 100 25
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S41, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/29 (EUR) 9,850 254 206 48

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/29 3,191 (12) 4 (16)
Total Centrally Cleared Credit Default Swaps,
Protection Sold 61
Total Centrally Cleared Swaps 61
Net payments (receipts) of variation margin to date (64)
Variation margin receivable (payable) on centrally cleared swaps $ (3)
* Credit ratings as of August 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $17.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 11/22/24 USD 602 EUR 541 $ 2
HSBC Bank 11/22/24 USD 1,209 EUR 1,082 8
State Street 11/22/24 USD 603 EUR 541 3
Net unrealized gain (loss) on open forward
currency exchange contracts $ 13

T. ROWE PRICE Spectrum Moderate Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 35 MSCI EAFE Index contracts 9/24 (4,302) $ (210)
Short, 172 S&P 500 E-Mini Index contracts 9/24 (48,685) 8
Long, 206 U.S. Treasury Notes five year contracts 12/24 22,536 (66)
Long, 26 U.S. Treasury Notes ten year contracts 12/24 2,953 (15)
Long, 6 U.S. Treasury Notes two year contracts 12/24 1,245 (1)
Long, 39 Ultra U.S. Treasury Bonds contracts 12/24 5,146 (60)
Short, 141 Ultra U.S. Treasury Notes ten year
contracts 12/24 (16,559) 130
Long, 123 Three Month SOFR Futures contracts 3/25 29,442 (12)
Short, 123 Three Month SOFR Futures contracts 3/26 (29,774) 16
Net payments (receipts) of variation margin to date (256)
Variation margin receivable (payable) on open futures contracts $ (466)

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 4.54%  $ — $ (537) $ 742
T. Rowe Price Inflation Protected Bond Fund - I
Class, 2.18%  — 232 17
T. Rowe Price Institutional Emerging Markets
Bond Fund, 5.86%  — 1,812 923
T. Rowe Price Institutional Emerging Markets
Equity Fund  — 3,026 —
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 8.46%  (93) 42 524
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.66%  — 1,520 1,062
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.34%  — 1,476 691
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 2.15%  — 97 6
T. Rowe Price Multi-Strategy Total Return Fund
- I Class  (368) (97) —
T. Rowe Price Real Assets Fund - I Class  — 3,404 —
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.25%  — 3,326 525
T. Rowe Price Government Reserve Fund,
5.34% — — —++
T. Rowe Price Treasury Reserve Fund, 5.34% — — 501
Totals $ (461)# $ 14,301 $ 4,991+

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/24
Purchase
Cost
Sales
Cost
Value
08/31/24
T. Rowe Price Dynamic Global
Bond Fund - I Class, 4.54%  $ 52,932 $ 3,739 $ — $ 56,134
T. Rowe Price Inflation
Protected Bond Fund - I Class,
2.18%  5,291 3,017 — 8,540
T. Rowe Price Institutional
Emerging Markets Bond Fund,
5.86%  63,010 923 — 65,745
T. Rowe Price Institutional
Emerging Markets Equity
Fund  81,452 2,000 — 86,478
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 8.46%  24,156 523 3,308 21,413
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.66%  61,282 1,062 — 63,864
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.34%  81,017 3,293 — 85,786
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 2.15%  4,491 7 — 4,595
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  66,170 — 3,368 62,705
T. Rowe Price Real Assets
Fund - I Class  81,762 4,000 — 89,166
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 4.25%  51,150 526 — 55,002
T. Rowe Price Government
Reserve Fund, 5.34% 3,973  ¤  ¤ 6,556
T. Rowe Price Treasury
Reserve Fund, 5.34% 19,131  ¤  ¤ 31,369
Total $ 637,353^

T. ROWE PRICE Spectrum Moderate Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4,991 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $658,995.

T. ROWE PRICE Spectrum Moderate Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Moderate Allocation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Moderate Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Spectrum Moderate Allocation Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE Spectrum Moderate Allocation Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 293,105 $ — $ 293,105
Bond Mutual Funds 361,079 — — 361,079
Common Stocks 855,338 261,713 1,042 1,118,093
Convertible Bonds — — 51 51
Convertible Preferred Stocks — — 3,103 3,103
Equity Mutual Funds 238,349 — — 238,349
Preferred Stocks — 1,164 — 1,164
Private Investment
Companies — — 79,206 79,206
Short-Term Investments 31,369 — — 31,369
Securities Lending Collateral 6,556 — — 6,556
Total Securities 1,492,691 555,982 83,402 2,132,075
Swaps* — 132 — 132
Forward Currency Exchange
Contracts — 13 — 13
Futures Contracts* 154 — — 154
Total $ 1,492,845 $ 556,127 $ 83,402 $ 2,132,374
Liabilities
TBA Sales Commitments $ — $ 2,150 $ — $ 2,150
Options Written — 1,115 — 1,115
Swaps* — 16 — 16
Futures Contracts* 364 — — 364
Total $ 364 $ 3,281 $ — $ 3,645

T. ROWE PRICE Spectrum Moderate Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2024, totaled $1,590,000 for the period ended August 31, 2024.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
8/31/24
Investment in Securities
Common Stocks $ 1,241 $ 18 $ 76 $ (293) $ 1,042
Convertible Bonds 51 — — — 51
Convertible Preferred
Stocks 3,295 (87) — (105) 3,103
Private Investment
Companies 77,514 1,692 — — 79,206
Total $ 82,101 $ 1,623 $ 76 $ (398) $ 83,402

T. ROWE PRICE Spectrum Moderate Allocation Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 1,042 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
1.8x
– 11.6x
6.3x Increase
Projected
Enterprise
value to sales
multiple
8.5x
– 9.7x
9.1x Increase
Sales growth
rate
1%
– 37%
30% Increase
Enterprise
value to gross
profit multiple
5.0x
– 14.2
11.0x Increase
Projected
enterprise
value to gross
profit multiple
12.6x
– 14.4x
13.5x Increase
Gross profit
growth rate
17%
– 39%
34% Increase
Enterprise
value to
EBITDA
multiple
18.1x 18.1x Increase
Price to
tangible book
value multiple
1.4x
– 2.7x
1.6x Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Tangible book
value growth
rate
3%
– 15%
13% Increase
Premium
to public
company
multiples
25% 25% Increase
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 42% 42% Increase
Convertible
Bonds
$ 51 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$ 3,103 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Conversion
ratio
—# —# —#
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
20%
– 80%
46% Increase
Enterprise
value to sales
multiple
1.1x
– 15.4x
9.5x Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to sales
multiple
2.6x
– 17.6x
8.5x Increase
Sales growth
rate
1%
– 124%
52% Increase
Enterprise
value to gross
profit multiple
1.6x
– 21.6x
15.8x Increase
Projected
Enterprise
value to gross
profit multiple
6.8x
– 21.6x
16.6x Increase
Gross profit
growth rate
17%
– 171%
65% Increase
Enterprise
value to
EBITDA
multiple
11.5x
– 18.1x
15.2x Increase
Projected
enterprise
value to
EBITDA
multiple
15.1x
– 37.6x
34.7x Increase
EBITDA growth
rate
56% 56% Increase
Price to
tangible book
value multiple
2.1x
– 2.7x
2.4x Increase
Tangible book
value growth
rate
3% – 7% 5% Increase
Price to net
asset value
multiple
0.9x 0.9x Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Premium
to public
company
multiples
15%
– 147%
50% Increase
Discount
to public
company
multiples
25%
– 50%
38% Decrease
Discount rate
for cost of
capital
10%
- 40%
16% Decrease
Discount for
uncertainty
80%
– 100%
89% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Private
Investment
Companies
$ 79,206 Rollforward of
Investee NAV
Estimated
return
0.75% 0.75% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F102-054Q1 08/24